Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments [Tables] [Abstract]
Schedule of Segment Reporting Information, by Segment
Summary financial data by segment follows:
	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$1,234.5	$–	$6,959.0
Depreciation and amortization	$111.4	$40.3	$37.9	$17.0	$206.6
Interest, net	$–	$–	$–	$84.0	$84.0
Income (loss) before income taxes	$685.6	$294.1	$116.0	$(444.6)	$651.1
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest, net	$–	$–	$–	$78.0	$78.0
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

	Year Ended December 31, 2009
(dollars in millions)	DPS	V&M		PCS	Corporate & Other		Consolidated

Revenues	$3,110.5		$1,194.7	$918.0	$	−	$5,223.2
Depreciation and amortization	$84.8		$36.2	$22.0		$13.6	$156.6
Interest, net	$–	$	−	$–		$86.5	$86.5
Income (loss) before income taxes	$574.7		$211.3	$147.4		$(290.6)	$642.8
Capital expenditures	$171.8		$50.0	$14.9		$4.2	$240.9
Total assets	$3,345.0		$1,181.3	$1,837.8		$1,361.3	$7,725.4

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Revenues:
United States	$3,868.2	$3,281.5	$2,551.3
United Kingdom	741.2	1,041.0	663.4
Other foreign countries	2,349.6	1,812.3	2,008.5

Total revenues	$6,959.0	$6,134.8	$5,223.2

	December 31,
(dollars in millions)	2011	2010	2009

Long-lived assets:
United States	$2,411.8	$1,896.6	$1,769.3
United Kingdom	167.4	197.7	232.8
Other foreign countries	845.4	885.3	899.5

Total long-lived assets	$3,424.6	$2,979.6	$2,901.6